Stock-Based Compensation (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) ShareBasedCompensationPlan shares	Dec. 31, 2019 USD ($) shares	May 29, 2019 shares	May 16, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock-based compensation plans | ShareBasedCompensationPlan	2
Compensation cost | $	$ 711	$ 527
Total income tax (expense) benefit | $	$ 149	$ 111
Options exercised	4,545	0
Shares granted	0	0
2009 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be issued				272,727
Shares remaining available	251,014
Maximum [Member] | 2019 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized			300,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods exercisable from date of grant	10 years
Shares cancelled, forfeited or expired	451	941
Stock Options [Member] | 2009 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	36,363
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	1 year
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	3 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be issued	19,660	73,738
Shares vested	55,877	36,288
Shares cancelled, forfeited or expired	6,897	3,858
Unrecognized compensation cost | $	$ 623	$ 1,221